Note 9 - Income Taxes (Details) - Income Tax Reconciliation - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Note 9 - Income Taxes (Details) - Income Tax Reconciliation [Line Items]
Statutory tax	$ 3,870	$ 3,806	$ 3,757
Effect of postretirement benefits	71	238
Effect of nontaxable life insurance death proceeds	(11)		(154)
Effect of state income tax	66	73	76
Tax credits	(221)	(231)	(230)
Other items	17	11	7
Total income taxes	2,809	3,120	2,939
Effect of nontaxable insurance premiums	(336)	(142)
Nontaxable Interest Income [Member]
Note 9 - Income Taxes (Details) - Income Tax Reconciliation [Line Items]
Effect of nontaxable income	(437)	(418)	(322)
Bank Owned Insurance Income [Member]
Note 9 - Income Taxes (Details) - Income Tax Reconciliation [Line Items]
Effect of nontaxable income	$ (210)	$ (217)	$ (195)